Property and Equipment, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Abstract]
Imapirment loss on tangible assets	¥ 0			¥ 0
Property plant and equipment, impairment charges			¥ 10,952
Depreciation of property and equipment	¥ 27,337	$ 4,290	¥ 37,704	¥ 30,059